SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 466,127	$ 487,000	$ 518,255
Interest expenses capitalized	1,223	279	25,864
Impairment loss recognized on goodwill and intangible assets	57,924	0	0
Gaming taxes and license fees	2,000,194	1,818,235	1,489,755
Advertising and promotional expenses	$ 168,100	$ 165,299	$ 100,245
Percentage Of Discount Rate For Income Approach	14.00%	12.60%	12.30%
Impairment of long-lived assets	$ 4,145	$ 3,316	$ 207,608
Amortization method	amortized on a straight-line basis over the estimated useful life of the entertainment show of 10years upon the commencement of the show in May 2025.
Other current assets	$ 40,171	43,257
Prepaid expenses	41,619	59,264
Impairment loss recognized on property and equipment	4,073	3,120	110,033
Altira Macau [Member]
Schedule Of Significant Accounting Policies [Line Items]
Impairment of long-lived assets	4,145	3,316	207,608
Impairment loss recognized on property and equipment	4,073	3,120	110,033
Impairment of Land Use Rights			65,172
Impairment of intangible assets, finite-lived	$ 72	$ 196	30,435
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Property Charges And Other
Impairment loss on operating lease right of use assets			$ 1,968
Mocha And Other Segment [Member]
Schedule Of Significant Accounting Policies [Line Items]
Impairment loss recognized on goodwill and intangible assets	$ 57,924
Goodwill And Intangible Assets [Member]
Schedule Of Significant Accounting Policies [Line Items]
Percentage Of Discount Rate For Income Approach	13.20%
Internal-use Software [Member] | Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Internal-use Software [Member] | Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	15 years
Land Use Rights [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	40 years
Amortization method	straight-line basis